PROJECT ASSETS	12 Months Ended
Dec. 31, 2017
PROJECT ASSETS
PROJECT ASSETS

6. PROJECT ASSETS

        Project assets consist of the following:

	At December 31, 2016	At December 31, 2017
	$	$
Project assets—Acquisition cost	38,298	40,094
Project assets—EPC and other cost	1,461,995	1,631,418

	1,500,293	1,671,512

Current portion	1,317,902	1,523,342
Non-current portion	182,391	148,170

        The Company recorded impairment charges and write-off for project assets of nil, $2,952 and nil for the years ended December 31, 2015, 2016 and 2017, respectively.